REVENUE AND CONTRACT BALANCES (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
REVENUE AND CONTRACT BALANCES [Abstract]
Schedule of contracts with customers, Revenue
The Group derives revenues in the following major categories:

	Periods ended June 30,
In thousands of USD	2022	2023
Self-mining business	41,010	34,713
Cloud hash rate
Hash rate subscription	46,861	21,877
Electricity subscription	24,583	13,994
Additional consideration from acceleration plan arrangements	3,449	168
Sales of mining machines	442	2
Cloud hosting arrangements(2)	6,787	1,805
Membership hosting	—	40,435
General hosting	53,000	49,911
Others(1)	3,487	3,498
Total revenues	179,619	166,403

(1)
Others include revenue generated primarily from providing technical and human resources service, repairment services of hosted mining machines, lease of investment properties, and the sale of mining machine peripherals.

(2)	The Group did not generate any revenue from the additional consideration from Cloud Hosting arrangements offered under accelerator mode for the periods ended June 30, 2022 and 2023.

Details of revenues for each category are as follows:

	Years ended December 31,
	2020	2021	2022
In thousands of USD	(Restated)
Self-mining	88,493	191,693	62,359
Cloud hash rate
Hash rate subscription	31,389	53,952	77,862
Electricity subscription	45,242	35,113	39,525
Additional consideration from Cloud Hash Rate arrangements under acceleration mode	1,657	35,140	3,954
Sales of mining machines	15,844	45,693	705
Cloud hosting arrangements(2)	2,929	7,568	12,723
General hosting	—	18,312	99,251
Membership hosting	—	—	26,056
Others(1)	833	7,190	10,907
Total revenues	186,387	394,661	333,342

(1)
Others include revenue generated primarily from providing technical and human resources service, repairment services of hosted mining machines, lease of investment properties, and the sale of mining machine peripherals.

(2)	The Group did not generate any revenue from the additional consideration from Cloud Hosting arrangements offered under accelerator mode for the years ended December 31, 2020, 2021 and 2022.